Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 14,498,157	$ 2,275,077	¥ 9,117,219
Time deposits	70,754,846	11,102,979	71,079,327
Restricted cash	2,876,628	451,406	3,051,386
Accounts receivable, net	5,507,988	864,324	4,576,445
Inventories, net	964,733	151,388	591,508
Prepayments and other current assets, net	6,235,857	978,541	6,076,543
Short-term investments	12,281,548	1,927,243	13,273,026
Assets held for sale	497	78	65,589
Total current assets	113,120,254	17,751,036	107,831,043
Non-current assets:
Property, equipment and software, net	5,433,858	852,691	4,549,943
Land use rights, net	4,108,090	644,649	4,178,257
Operating lease right-of-use assets, net	1,044,152	163,850	773,176
Deferred tax assets	1,297,954	203,677	1,086,759
Time deposits	5,823,840	913,888	6,630,000
Restricted cash	1,330	209
Long-term investments	18,804,902	2,950,899	11,711,259
Other long-term assets, net	4,008,456	629,014	5,108,682
Assets held for sale	1,088	171	5,463
Total non-current assets	40,523,670	6,359,048	34,043,539
Total assets	153,643,924	24,110,084	141,874,582
Current liabilities:
Accounts payable	985,059	154,577	1,134,413
Salary and welfare payables	4,133,254	648,598	3,538,732
Taxes payable	4,537,050	711,962	4,282,835
Short-term loans	19,352,313	3,036,800	19,504,696
Deferred revenue	12,132,743	1,903,892	10,398,872
Accrued liabilities and other payables	9,026,508	1,416,456	7,006,819
Short-term operating lease liabilities	334,399	52,475	330,853
Liabilities held for sale			546,271
Total current liabilities	50,501,326	7,924,760	46,743,491
Non-current liabilities:
Deferred tax liabilities	1,345,874	211,197	713,439
Long-term operating lease liabilities	732,127	114,886	474,882
Long-term loans	1,275,140	200,097
Other long-term liabilities	365,581	57,368	148,846
Total non-current liabilities	3,718,722	583,548	1,337,167
Total liabilities	54,220,048	8,508,308	48,080,658
Commitments and contingencies
Redeemable noncontrolling interests	145,238	22,791	10,796,120
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized, 3,349,335 shares issued and outstanding as of December 31, 2020 and 3,273,835 shares issued and outstanding as of December 31, 2021	2,794	438	2,794
Additional paid-in capital	37,915,939	5,949,839	27,829,431
Treasury stock	(20,502,188)	(3,217,241)	(10,446,107)
Statutory reserves	1,245,125	195,387	1,228,448
Accumulated other comprehensive loss	(828,065)	(129,941)	(650,457)
Retained earnings	77,494,475	12,160,574	64,162,689
NetEase, Inc.'s shareholders' equity	95,328,080	14,959,056	82,126,798
Noncontrolling interests	3,950,558	619,929	871,006
Total shareholders' equity	99,278,638	15,578,985	82,997,804
Total liabilities, redeemable noncontrolling interests and shareholders' equity	¥ 153,643,924	$ 24,110,084	¥ 141,874,582